Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases
Summary of balance sheet amounts relating to leases

The balance sheet shows the following amounts relating to leases:

	June 30,	December 31,
	2021	2020
(DKK million)
Right-of-use assets
Properties	381	280
Equipment	3	3

Total right-of-use assets	384	283

Lease liabilities
Current	59	42
Non-current	384	277

Total lease liabilities	443	319

Summary of statement of comprehensive income amounts relating to leases

The statement of comprehensive income shows the following amounts relating to leases:

	6 Months Ended	6 Months Ended
	June 30, 2021	June 30, 2020
(DKK million)
Depreciation charge of right-of-use assets
Properties	25	14
Equipment	1	1

Total depreciation charge of right-of-use assets	26	15

Interest expense	6	3
Expense relating to short-term leases	1	2